Share-Based Compensation - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands							12 Months Ended
	Jul. 31, 2018	Jun. 13, 2017 CNY (¥) Employees shares	Jun. 13, 2017 USD ($) Employees shares	Jul. 14, 2015 CNY (¥) Employees shares	Jul. 14, 2015 USD ($) Employees shares	May 26, 2014 shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016	Jun. 14, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award options repurchased and canceled vested | ¥											¥ 2,384
Stock Repurchased During Period, Value							¥ 10,730	$ 1,541
Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years,commencing from adoption							8 years 4 months 20 days	8 years 4 months 20 days	8 years 2 months 8 days		8 years 2 months 1 day		8 years 2 months 15 days
Share based compensation arrangement by share based payment award options repurchased and canceled vested, shares											63,545
Share-based compensation arrangement by share-based payment award, aggregate intrinsic value | (per share)							¥ 34.37	$ 4.86	¥ 52.02	$ 7.58	¥ 52.21	$ 7.99
The 2014 Plan [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance		5,519,737	5,519,737	957,405	957,405	2,627,250								5,456,192
Number of years,commencing from adoption						10 years
Common stock, additional capital shares reserved for future issuance				3,584,655	3,584,655
Share based compensation arrangement by share based payment award options repurchased and canceled vested, shares		63,545	63,545	44,000	44,000
Share based compensation arrangement by share based payment award options repurchased and canceled vested		¥ 4,069	$ 599		$ 161
Number of employees | Employees		5	5	3	3
Share-based compensation expenses				¥ 482	$ 79		¥ 26,683		¥ 45,473		¥ 8,518
Stock Repurchased During Period, Value		¥ 1,685	$ 248
Vesting period							4 years	4 years
Fair value of shares , vested | ¥							¥ 48,978		¥ 14,930		¥ 4,925
Unrecognized compensation expense | ¥							¥ 94,632
Unvested shares option weighted average vesting period									1 year 7 months 2 days
Valuation model							The binomial option pricing model	The binomial option pricing model
2018 Plan [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance							2,251,612
Plan term	10 years
2019 Plan [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	1.50%
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	5.00%